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AMERICAN HIGH-INCOME MUNICIPAL BOND FUND

[cover photograph: construction worker working atop a wood frame]

Semi-annual report for the six months ended January 31, 2002


AMERICAN HIGH-INCOME MUNICIPAL BOND FUND(R)

American High-Income Municipal Bond Fund is one of the 29 American Funds,(sm) the nation's third-largest mutual fund family. For seven decades, Capital Research and Management Company,(sm) the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

American High-Income Municipal Bond Fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds. It may invest without limits in bonds subject to the alternative minimum tax.


RESULTS AT A GLANCE (with all distributions reinvested for periods ended January 31, 2002)

CLASS A SHARES        TOTAL RETURN       AVERAGE ANNUAL           LIPPER RANKING*
                                         COMPOUND RETURN
6 months              +1.1%              -                        43 of 76
1 year                +6.4               -                        16 of 74
5 years               +29.6              +5.3%                     2 of 44
Lifetime              +64.4              +7.0                     1 of 32
(since 9/26/94)

*Rankings are based on total return versus comparable high-yield municipal debt funds, according to Lipper.

Rankings do not reflect the effect of sales charges.

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated.

Here are the average annual compound returns on a $1,000 investment with all distributions reinvested for periods ended December 31, 2001
 (the most recent calendar quarter):

                                                              LIFETIME
CLASS A SHARES                          1 YEAR   5 YEARS   (SINCE 9/26/94)

Reflecting 3.75% maximum sales charge   +2.26%   +4.41%         +6.41%

Results before October 1996 reflect the effect of a voluntary fee waiver, without which returns would have been lower.

Results for other share classes can be found on page 33. For the most current investment results, please refer to americanfunds.com. Please see the back cover for important information about other share classes.

The fund's 30-day yield for Class A shares as of February 28, 2002, calculated in accordance with the Securities and Exchange Commission formula, was 5.02%, which is equivalent to a taxable yield of 8.18% for investors in the 38.6% federal tax bracket. The fund's distribution rate for Class A shares as of that date was 5.44%. The SEC yield reflects income the fund expects to earn based on its current portfolio of securities, while the distribution rate is based solely on the fund's past dividends. Accordingly, the fund's SEC yield and distribution rate may differ.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes and/or federal alternative minimum taxes. Certain other income, as well as capital gain distributions, may be taxable.


FELLOW SHAREHOLDERS:

During this period of heightened economic uncertainty, American High-Income Municipal Bond Fund offered investors a haven of relative security and the prospect of steady income to support returns.

For the six months ended January 31, 2002, the fund produced a total return of 1.1%. This matched the average return of the 76 high-yield municipal debt funds measured by Lipper, but fell short of the 2.4% return of the Lehman Brothers Municipal Bond Index, which measures the investment grade market and does not include expenses.

During this period, shareholders received dividends totaling 42 cents a share. Those who reinvested these dividends realized an income return of 2.77% (5.54% annualized), which is equivalent to a taxable income return of 4.52% (9.04% annualized) for investors in the 38.6% federal income tax bracket. Shareholders who took dividends in cash received an income return of 2.74% and saw the value of their holdings decline 1.7%.

ECONOMIC AND MARKET REVIEW

The fund's reporting period began August 1, 2001, amid falling interest rates and a slumping economy. These conditions broadly favored bondholders because bond prices typically rise as interest rates fall, and the threat of inflation usually recedes when growth is weak. Additionally, the income that bonds deliver is especially enticing when stock prices are tumbling, as they were last summer.

On September 11, trading ground to a halt in the wake of the terrorist attacks and the economy's outlook darkened further. When markets reopened later that week, the bond rally resumed but caution set the tone, with investors favoring high-quality, short-term debt. By early November, however, the rally lost steam. Bond prices weakened as stock prices pushed steadily higher and talk of recession turned to hopes for recovery. This trend persisted until January, when doubts about the strength of the recovery once again gave bond prices a modest lift.

Overall, municipal bonds posted mixed results for the period. High-quality, short-term debt largely held on to gains through the end of the period, while lower rated and long-term debt ended slightly weaker, in most cases. Additionally, the municipal market absorbed a surge of new issues during the period, sparked by the yearlong decline in short-term interest rates. In fact, new issue volume for 2001 was the second largest in municipal market history and issuance in January 2002 set a record for that month. New issues were predominantly high quality, however, affording few opportunities for the fund.

HOW THE FUND RESPONDED

While the events of September 11 shocked and outraged the world, they also impaired a host of companies and municipalities that depend on tourism, notably airports, airlines, resort locations and hotels. Stocks and bonds of these entities plunged dramatically in the aftermath of the attacks. The municipal bond market was not spared; those segments of the market that rely on corporate revenues (airport financings and some industrial revenue bonds) declined sharply. Although the fund had only a small exposure to the affected sectors, results for the period were nonetheless hampered by the downturn.

To a larger degree, American High-Income Municipal Bond Fund continued to benefit from its research efforts and individual bond selection. Over the past several years, the fund has cautiously invested in hospital bonds and life-care facilities that appeared undervalued by the market. Many of these holdings gained in value last year and held up well even as bond prices softened. Similarly, bonds supported by electric utility revenues also fared well. During the reporting period, the fund increased its holdings in insured debt, which is typically of high credit quality. These bonds also proved less vulnerable to price weakness. By the close of the period, the fund held a slightly higher cash balance (7.5% compared with 6.2% on July 31, 2001), which offers somewhat greater flexibility to respond to opportunities in these shifting markets.

The fund benefited, as well, from strong investor interest. Net assets of the fund rose 23% over the past 12 months, and the number of shareholders jumped 31%. We take this opportunity to welcome new shareholders and to affirm our commitment to continue providing a high level of current income exempt from regular federal income taxes. As always, we seek to achieve our goals by maintaining a long-term outlook on every investment and by relying on the expertise of our portfolio counselors and analysts. We invite you to do the same.

We appreciate your continued support and look forward to reporting to you again in six months.

Cordially,

/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board

/s/ Mark R. Macdonald
Mark R. Macdonald
President

March 18, 2002

American High-Income Municipal Bond Fund                                                        Unaudited
Investment Portfolio, January 31, 2002

Quality ratings*
[pie chart and table]
AAA 10.0%
AA 6.9%
A 8.1%
BBB 24.0%
BB 25.5%
B 17.9%
CCC or less 0.1%
Cash & equivalents 7.5%

*Bond ratings reflect those of a credit rating agency;
if ratings are not available, they are assigned by the fund's research analysts.
[end chart]

                                                                                    Principal      Market
                                                                                       Amount       Value
Fixed-Income Securities  -  92.46%                                                      (000)       (000)

Alabama  -  0.81%
Special Care Fac. Fncg. Auth. of the City of Huntsville -                            $   6,000   $   5,995
 Carlton Cove, Retirement Fac. Rev. Bonds (Carlton Cove,
 Inc. Project), Series 2001, 8.125% 2031


Alaska  -  0.68%
Northern Tobacco Securitization Corp., Tobacco Settlement
 Asset-Backed Bonds:
 Series 2000, 6.20% 2022                                                                 2,000       2,097
 Series 2001, 5.375% 2021                                                                3,000       2,885


Arizona  -  0.53%
Industrial Dev. Auth. of the County of Navajo, Industrial                                4,100       3,927
 Dev. Rev. Bonds (Stone Container Corp. Project),
 Series 1997, AMT, 7.20% 2027

California  -  7.13%
Pollution Control Fncg. Auth., Solid Waste Disposal Ref.                                 4,000       4,017
 Rev. Bonds (USA Waste Services, Inc. Project),
 Series 1998A, AMT, 5.10% 2018 (Put 2008)
Rural Home Mortgage Fin. Auth., Single Family Mortgage                                     300         320
 Rev. Bonds (Mortgage-Backed Securities Program),
 1995 Series B, AMT, 7.75% 2026
Statewide Communities Dev. Auth., Apartment Dev. Rev.
 Ref. Bonds (Irvine Apartment Communities, LP):
 Series 1998A-1, AMT, 5.05% 2025 (Put 2008)                                              7,000       7,143
 Series 1998A-3, 5.10% 2025 (Put 2010)                                                   3,000       3,044
City of Antioch, Public Fncg. Auth., 1998 Reassessment                                   1,420       1,503
 Rev. Bonds, Subordinated Series B, 5.80% 2011
City of Chino Hills, Community Facs.:
 Dist. No. 9 (Rincon Village Area), Special Tax Bonds,                                   2,430       2,470
 Series 1998, 6.45% 2023
 Dist. No. 10 (Fairfield Ranch), Special Tax Bonds,                                      1,000       1,059
 6.95% 2030
County of El Dorado, Community Facs. Dist. No. 1992-1                                      995       1,021
 (El Dorado Hills Dev.), Series 1999 Special Tax Bonds,
 6.125% 2016
City of Fontana, Community Facs. Dist. No. 12                                            1,000       1,054
 (Sierra Lakes), Special Tax Bonds, Series 1999, 6.50% 2015
City of Irvine, Assessment Dist. No. 94-13 (Oak Creek),                                  1,000       1,012
 Limited Obligation Improvement Bonds, Group Two,
 5.875% 2017
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium
 of the Pacific Project), 1995 Series A:
 6.10% 2010 (Preref. 2005)                                                               1,000       1,118
 6.125% 2015 (Preref. 2005)                                                              2,500       2,797
 6.125% 2023 (Preref. 2005)                                                              1,500       1,678
 MBIA Insured, 6.125% 2015 (Preref. 2005)                                                1,000       1,119
 MBIA Insured, 6.125% 2023 (Preref. 2005)                                                2,500       2,797
City of Los Angeles, Multi-family Housing Rev. Bonds                                       500         525
 (GNMA Collateralized - Ridgecroft Apartments Project),
 Series 1997E, AMT, 6.00% 2017
County of Los Angeles, Capital Asset Leasing Corp.,                                        970       1,003
 Cert. of Part. (Marina del Rey), 1993 Series A, 6.25% 2003
Pleasanton Joint Powers Fncg. Auth., Subordinate                                           925         943
 Reassessment Rev. Bonds, 1993 Series B, 6.125% 2002
City of Poway, Community Facs. Dist. No. 88-1 (Parkway                                   2,800       3,024
 Business Centre), Special Tax Ref. Bonds, Series 1998,
 6.75% 2015
County of Sacramento, Laguna Creek Ranch/Elliott Ranch
 Community Facs. Dist. No. 1, Improvement Area No. 2
 Special Tax Ref. Bonds (Elliott Ranch):
 6.125% 2014                                                                               250         264
 6.30% 2021                                                                                500         519
County of San Diego, Reassessment Dist. No. 97-1
 (4-S Ranch), Limited Obligation Improvement Bonds:
 6.00% 2009                                                                                995       1,026
 6.25% 2012                                                                                995       1,026
Redev. Agcy. of the City and County of San Francisco,                                    1,000         834
 Residential Fac. Rev. Bonds (Coventry Park Project),
 Series 1996A, AMT, 8.50% 2026
Community Facs. Dist. No. 99-1 (Talega) of the Santa                                     2,390       2,494
 Margarita Water Dist., Series 1999 Special Tax Bonds,
 6.10% 2014
South Tahoe Joint Powers Fncg. Auth. (South Tahoe Redev.
 Project Area No. 1):
 Ref. Rev. Bonds, Series 1995B, 6.25% 2020                                               1,000       1,029
 Subordinate Bond Anticipation Notes:
  Series 1999A, 7.30% 2007                                                               5,500       5,725
  Series 1999B, 7.30% 2007                                                               1,000       1,041
Community Facs. Dist. No. 88-12 of the City of Temecula                                    940         954
 (Ynez Corridor), Special Tax Ref. Bonds, 1998 Series A,
 5.35% 2009


Colorado  -  4.81%
Housing and Fin. Auth., Single Family Program Senior
 Bonds, AMT:
 1995 Series A, 8.00% 2025                                                                 390         411
 1995 Series B-1, 7.90% 2025                                                               295         312
 1997 Series B-2, 7.00% 2026                                                               590         617
City and County of Denver, Airport System Rev. Bonds,                                      885         927
 Series 1992C, AMT, 6.75% 2013
EagleBend Affordable Housing Corp., Multi-family Housing
 Project Rev. Ref. Bonds, Series 1997A:
 6.20% 2012                                                                              1,000         998
 6.45% 2021                                                                              2,000       1,959
EagleBend Dowd Affordable Housing Corp., Multi-family
 Housing Project Rev. Bonds, Series 1998A:
 6.53% 2024                                                                              1,665       1,625
 6.53% 2029                                                                              1,320       1,278
 6.63% 2039                                                                              2,950       2,838
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds,                             3,500       3,633
 Series 1999, 6.70% 2019
E-470 Public Highway Auth. Senior Rev. Bonds (Capital                                    7,500         682
 Appreciation Bonds), Series 2000B, 0% 2034
Lincoln Park Metropolitan Dist. (Douglas County), G.O.                                   3,000       3,017
 Limited Tax Ref. and Improvement Bond, Series 2001,
 7.75% 2026
North Range Metropolitan Dist. No.1 (City of Commerce City),                             1,000         974
 Adams County, Limited Tax G.O. Bonds, Series 2001,
 7.25% 2031
Northwest Parkway Public Highway Auth., Rev. Bonds,                                      4,500       4,591
 Series 2001D, 7.125% 2041
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree),                              7,660       7,498
 Rev. Bonds (Rampart Range Metropolitan Dist. No. 2
 Project), Series 2001, 7.75% 2026
Vista Ridge Metropolitan Dist. (Weld County), Limited                                    4,110       4,097
 Tax G.O. Bonds, Series 2001, 7.50% 2031


Connecticut  -  2.70%
Dev. Auth., Pollution Control Rev. Ref. Bonds (The
 Connecticut Light and Power Co. Project):
 Series 1993A, 5.85% 2028                                                                1,375       1,401
 Series 1993B, AMT, 5.95% 2028                                                           1,500       1,520
Health and Educational Fac. Auth., Rev. Bonds, University                                1,000       1,025
 of Hartford Issue, Series D, 6.75% 2012
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds:  /1/
 1996 Series A:
  6.375% 2004 (Escrowed to Maturity)                                                       500         550
  6.40% 2011 (Preref. 2007)                                                              3,470       4,008
  6.40% 2011                                                                             3,025       3,206
 1997 Series B:
  5.60% 2009                                                                             1,000       1,025
  5.75% 2018                                                                             3,000       2,940
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution
 Payment, Public Improvement Bonds, Series 2001:
 6.00% 2016                                                                              1,200       1,192
 6.25% 2021                                                                              1,000       1,001
 6.25% 2031                                                                              2,000       2,001


Delaware  -  0.14%
Econ. Dev. Auth., First Mortgage Rev. Bonds (Peninsula
 United Methodist Homes, Inc. Issue), Series 1997A:
 6.00% 2008                                                                                500         513
 6.10% 2010                                                                                500         509


District of Columbia  -  0.91%
Hospital Rev. Ref. Bonds (Washington Hospital Center Issue),                               880         923
 Series 1992A, 7.00% 2005 (Preref. 2002)
MedStar Health, Inc. Issue, Multimodal Rev. Bonds
(Georgetown University Hospital and Washington Hospital
 Center Projects):
 Series 2001A, 6.40% 2031 (Put 2004)                                                     1,000       1,025
 Series 2001B, 6.625% 2031 (Put 2005)                                                    1,000       1,042
 Series 2001C, 6.80% 2031 (Put 2006)                                                     1,500       1,588
 Series 2001D, 6.875% 2031 (Put 2007)                                                    2,000       2,135


Florida  -  10.97%
Arbor Greene Community Dev. Dist. (City of Tampa,                                          705         715
 Hillsborough County), Special Assessment Rev. Bonds,
 Series 2000, 6.50% 2007
Championsgate Community Dev. Dist., Capital Improvement Rev.                             2,850       2,624
 Bonds, Series 1998A, 6.25% 2020
The Crossings at Fleming Island Community Dev. Dist.
 (Clay County):
 Special Assessment Bonds, Series 1995, 8.25% 2016                                       4,500       5,244
 (Preref. 2005)
 Special Assessment Ref. Bonds, Series 2000C, 7.10% 2030                                 5,000       5,253
Fleming Island Plantation Community Dev. Dist. (Clay County),                            1,000       1,060
 Series 2000B, 7.375% 2031
The Groves Community Dev. Dist. (Pasco County), Special                                  3,450       3,470
 Assessment Rev. Bonds, Series 2000B, 7.625% 2008
Harbor Bay Community Dev. Dist. (Hillsborough County),                                   4,000       3,963
 Capital Improvement Rev. Bonds, Series 2001B, 6.35% 2010
Heritage Isles Community Dev. Dist. (Hillsborough County),                               1,415       1,404
 Special Assessment Rev. Bonds, Series 1998A, 5.75% 2005
Heritage Palms Community Dev. Dist. (Fort Myers), Capital
 Improvement Rev. Bonds:
 Series 1998, 5.40% 2003                                                                   960         955
 Series 1999, 6.25% 2004                                                                 1,405       1,412
Heritage Pines Community Dev. Dist. (Pasco County), Capital                                775         764
 Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Heritage Springs Community Dev. Dist. (Pasco County),                                      425         427
 Capital Improvement Rev. Bonds, Series 1999B, 6.25% 2005
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk
 County), Capital Improvement Rev. Bonds:
 Series 2001A, 7.40% 2032                                                                1,000       1,009
 Series 2001B, 6.40% 2011                                                                1,000         997
Lake Powell Residential Golf Community Dev. Dist. (Bay                                   7,000       7,014
 County), Special Assessment Rev. Bonds, Series 2000B,
 7.00% 2010
Lakewood Ranch Community Dev. Dist. 5 (Manatee County),
 Special Assessment Rev. Bonds:
 Series 2001A, 6.70% 2031                                                                  935         920
 Series 2001B, 6.00% 2011                                                                1,980       1,942
Lee County Industrial Dev. Auth., Healthcare Facs. Rev.
 Bonds:
 Series 1997A (Cypress Cove at Healthpark Florida, Inc.                                  2,500       2,287
 Project), 6.25% 2017
 Series 1999A (Shell Point/Alliance Obligated Group, Shell
 Point Village Project):
  5.25% 2007                                                                             1,000       1,006
  5.50% 2009                                                                             1,000       1,001
  5.75% 2011                                                                               500         502
  5.75% 2013                                                                             1,410       1,396
  5.75% 2015                                                                               500         486
  5.50% 2021                                                                             3,800       3,443
Marshall Creek Community Dev. Dist., Special Assessment                                  3,020       3,136
 Bonds, Series 2000A, 7.65% 2032
Meadow Pointe II, Community Dev. Dist. (Pasco County),                                   2,030       2,020
 Capital Improvement Rev. Bonds, Series 1998B, 5.50% 2005
Meadow Pointe III, Community Dev. Dist. (Pasco County),                                  2,265       2,201
 Capital Improvement Rev. Bonds, Series 2001A, 6.85% 2033
Northern Palm Beach County Improvement Dist., Water Control
 and Improvement Bonds:
 Unit of Dev. No. 9A, Series 1996A:
  6.80% 2006                                                                               790         854
  7.30% 2027                                                                             1,500       1,596
 Unit of Dev. No. 9B, Series 1999, 5.85% 2013                                              945         957
North Springs Improvement Dist. Special Assessment Bonds,
 Parkland Isles Project:
 Series 1997A, 7.00% 2019                                                                1,000       1,044
 Series 1997B, 6.25% 2005                                                                  110         110
Ocean Highway and Port Auth., Solid Waste/Pollution Control                              1,305       1,276
 Rev. Ref. Bonds, Series 1996 (Jefferson Smurfit Corp.
 (U.S.) Project), 6.50% 2006
City of Orlando, Special Assessment Rev. Bonds (Conroy Road                              3,250       3,157
 Interchange Project), Series 1998A, 5.80% 2026
River Ridge Community Dev. Dist. (Lee County), Capital                                   1,585       1,565
 Improvement Rev. Bonds, Series 1998, 5.75% 2008
Stoneybrook West Community Dev. Dist. (City of Winter Garden,                            1,295       1,309
 Orange County), Special Assessment Rev. Bonds, Series 2000B,
 6.45% 2010
University Place Community Dev. Dist. (Manatee County),                                  2,535       2,532
 Series 2001B, 6.10% 2007
Urban Orlando Community Dev. Dist. (City of Orlando),
 Capital Improvement Rev. Bonds, Series 2001A:
 6.40% 2010                                                                              4,780       4,763
 6.95% 2033                                                                              3,500       3,453
Waterlefe Community Dev. Dist. (Manatee County), Capital                                 1,555       1,550
 Improvement Rev. Bonds, Series 2001B, 6.25% 2010


Georgia  -  0.80%
City of Atlanta, Tax Allocation Bonds (Atlantic Station
 Project), Series 2001:
 7.75% 2014                                                                              1,000         976
 7.90% 2024                                                                              5,000       4,888


Idaho  -  1.57%
Housing and Fin. Association, AMT:
 Single Family Mortgage Bonds:
  1998 Series B-2, 5.20% 2011                                                              765         782
  1999 Series B-2, 5.00% 2013                                                              880         884
  1999 Series D-3, 5.15% 2013                                                              920         911
  1999 Series G-2, 5.75% 2014                                                              465         478
  2001 Series B-III, 5.75% 2020                                                          2,760       2,809
  2001 Series F, 5.30% 2021                                                              1,865       1,822
 Single Family Mortgage Subordinate Bonds:
  1997 Series H-2, 5.40% 2010                                                            1,140       1,181
  1997 Series I-2, 5.55% 2010                                                              720         753
 Single Family Programs Disclosure Report, 1978 Series A,                                2,000       1,977
 5.40% 2021


Illinois  -  6.19%
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST,                             1,500       1,566
 Series of September 2001, 5.375% 2016
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste                                  3,035       2,967
 Management, Inc. Project), Series 1997, AMT, 5.05% 2010
Health Facs. Auth.:
 Rev. Bonds:
  Alexian Brothers Health System, Series 1999, FSA Insured,                              1,000         969
 5.125% 2028
  Centegra Health System, Series 1998:
   5.50% 2008                                                                            1,000       1,040
   5.25% 2014                                                                            1,500       1,467
  Edward Hospital Obligated Group, Series 2001A, FSA Insured,                            1,500       1,551
 5.50% 2017
  Fairview Obligated Group Project, 1992 Series A,                                       2,675       2,831
 9.50% 2022 (Preref. 2002)
  Friendship Village of Schaumburg, Series 1997A, 5.25% 2018                             2,000       1,674
  Lutheran Senior Ministries Obligated Group - Lutheran                                  3,000       3,013
 Hillside Village Project, Series 2001A, 7.375% 2031
  OSF Healthcare System, Series 1999, 6.25% 2019                                         1,500       1,564
 Rev. Ref. Bonds:
  Advocate Health Care Network, Series 1997A:
   5.70% 2011                                                                              500         529
   5.80% 2016                                                                            2,000       2,066
  Edward Hospital Project, Series 1993A, 6.00% 2019                                      1,000       1,011
  Fairview Obligated Group Project, 1995 Series A:
   6.25% 2003                                                                            1,245       1,271
   7.40% 2023                                                                            3,130       3,136
City of Chicago:
 G.O. Bonds (Emergency Telephone System), Ref. Series 1999,                              1,000       1,033
 FGIC Insured, 5.25% 2020
 Chicago O'Hare International Airport:
  Second Lien Passenger Fac. Charge Rev. Bonds, Series 2001C,                            4,030       4,175
 AMBAC Insured, AMT, 5.50% 2015
  Special Facs. Rev. Ref. Bonds (United Air Lines, Inc.                                  7,875       4,383
 Project), Series 1999B, AMT, 5.20% 2011
 Midway Airport Rev. Bonds, Series 2001A, FSA Insured, AMT,                              2,000       2,072
 5.50% 2015
 School Reform Board of Trustees of the Board of Education                               1,000         995
 of the City of Chicago, Unlimited Tax G.O. Bonds (Dedicated
 Tax Rev.), Series 1997A, AMBAC Insured, 5.25% 2030
Village of Montgomery, Kane and Kendall Counties, Special                                4,000       4,158
 Assessment Improvement Bonds (Lakewood Creek Project),
 Series 2001, 7.75% 2030
Village of Robbins, Cook County, Resource Recovery Rev.
 Bonds (Robbins Resource Recovery Partners, L.P. Projects),
 AMT:
 Series 1999A, 8.375% 2016 /2/                                                           3,950          35
 Series 1999B, 8.375% 2016 /2/                                                           1,545          14
 Series 1999C, 7.25% 2009                                                                  521         297
 Series 1999C, 7.25% 2024                                                                2,650       1,378
 Series 1999D, 0% 2009                                                                   1,230         406


Indiana  -  0.45%
Dev. Fin. Auth. Rev. Ref. Bonds, Exempt Fac.-Inland Steel,                               1,000         168
 5.75% 2011
Health Fac. Fncg. Auth., Hospital Rev. Bonds (Charity                                    2,805       2,825
 Obligated Group), Series 1999D, 5.25% 2016
City of East Chicago, Pollution Control Rev. Ref. Bonds,                                 2,000         335
 Inland Steel Co. Project No. 11, Series 1994, 7.125% 2007


Iowa  -  0.70%
Fin. Auth., Ref. Rev. Bonds (Trinity Health Credit Group),                               2,000       2,125
 Series 2000B, AMBAC Insured, 6.00% 2027
Tobacco Settlement Auth., Asset-Backed Bonds, Series 2001B:
 5.50% 2011                                                                              1,000       1,036
 5.50% 2014                                                                              2,000       1,999


Kentucky  -  1.76%
Econ. Dev. Fin. Auth.:
 Health System Rev. Bonds (Norton Healthcare, Inc.),
 Series 2000, MBIA Insured:
  6.50% 2020                                                                             2,000       2,047
  6.625% 2028                                                                            1,000       1,027
 Hospital System Ref. and Improvement Rev. Bonds, Series 1997
 (Appalachian Regional Healthcare, Inc. Project):
  5.60% 2008                                                                             1,000         916
  5.80% 2012                                                                             1,000         869
  5.85% 2017                                                                             7,000       5,799
City of Ashland, Sewage and Solid Waste Rev. Bonds, Series                               2,200       2,322
 1995 (Ashland Inc. Project), AMT, 7.125% 2022


Louisiana  -  2.51%
Health Education Auth., Rev. Ref. Bonds (Lambeth House
 Project):
 Series 1996, 9.00% 2026 (Preref. 2006)                                                  1,850       2,327
 Series 1998A, 6.20% 2028                                                                5,000       4,297
Parish of Morehouse, Pollution Control Rev. Ref. Bonds,                                  1,000       1,002
 2001 Series A, 5.25% 2013
Parish of West Feliciana:
 Pollution Control Rev. Bonds (Gulf States Utilities Co.                                 1,500       1,556
 Project), Series 1984-II, 7.70% 2014
 Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc.                            2,500       2,580
 Project), Series 1999A, 5.65% 2028 (Put 2004)
Tobacco Settlement Auth., Asset-Backed Bonds, Series                                     7,000       6,723
 2001B, 5.50% 2030


Maine  -  0.41%
Health and Higher Educational Facs. Auth., Rev. Bonds,
 Piper Shores Issue, Series 1999A:
 7.50% 2019                                                                              1,000       1,025
 7.55% 2029                                                                              2,000       2,029


Maryland  -  1.19%
Econ. Dev. Corp., Rev. Bonds (Anne Arundel County, Golf                                  1,000       1,002
 Course System), Series 2001, 8.25% 2028
Anne Arundel County, Special Obligation Bonds (Arundel Mills                             1,000       1,065
 Project), Series 1999, 7.10% 2029
Frederick County, Special Obligation Bonds (Urbana Community                             3,000       3,044
 Dev. Auth.), Series 1998, 6.625% 2025
Housing Opportunities Commission of Montgomery County,
 Multi-family Rev. Bonds (Strathmore Court at White Flint),
 1994 Issue A-2:
 7.50% 2024                                                                              1,000       1,042
 7.50% 2027                                                                                950         989
Housing Auth. of Prince George's County, Mortgage Rev. Bonds,                            1,000       1,022
 Series 1997A (GNMA Collateralized - Langley Gardens
 Apartments Project), 5.75% 2029
Prince George's County (Dimensions Health Corp. Issue),                                  1,250         638
 Project and Ref. Rev. Bonds, Series 1994, 5.375% 2014


Massachusetts  -  2.65%
G.O. Bonds, Consolidated Loan of 2001, Series D, 5.50% 2017                              5,000       5,403
Dev. Fin. Agcy., Resource Recovery Rev. Bonds (Waste                                     1,000       1,099
 Management, Inc. Project), Series 1999B, AMT, 6.90% 2029
 (Put 2009)
Health and Educational Facs. Auth., Rev. Bonds, Partners                                 1,000       1,070
 HealthCare System Issue, Series C, 6.00% 2015
Industrial Fin. Agcy.:
 Resource Recovery Rev. Ref. Bonds (Ogden Haverhill Project),                            6,300       5,333
 Series 1998A, AMT, 5.30% 2009
 Rev. Bonds, Edgewood Retirement Community Project, Series                               5,400       6,642
 1995A, 9.00% 2025 (Preref. 2005)


Michigan  -  6.48%
State Cert. of Part. (New Center Development Inc.), MBIA                                 2,380       2,476
 Insured, 5.375% 2016
Hospital Fin. Auth.:
 Hospital Rev. Bonds (The Detroit Medical Center Obligated
 Group), Series 1998A:
  5.125% 2018                                                                            1,550       1,285
  5.25% 2028                                                                               500         397
 Hospital Rev. and Ref. Bonds (Henry Ford Health System),                                1,000         956
 Series 1995A, 5.25% 2025
 Hospital Rev .Ref. Bonds:
  Genesys Health System Obligated Group, Series 1995A:
   8.00% 2005 (Escrowed to Maturity)                                                     2,000       2,346
   8.10% 2013 (Preref. 2005)                                                             1,100       1,314
   7.50% 2027 (Preref. 2005)                                                             2,265       2,618
  Hackley Hospital Obligated Group, Series 1998A, 5.30% 2013                             1,000         960
  Pontiac Osteopathic, Series 1994A:
   5.375% 2006                                                                           2,550       2,527
   6.00% 2014                                                                            2,500       2,409
   6.00% 2024                                                                            1,000         900
  Sinai Hospital of Greater Detroit, Series 1995, 6.00% 2008                             1,000       1,002
Housing Dev. Auth., Single-Family Mortgage Rev. Bonds, 2001                              2,110       2,126
 Series A, AMT, MBIA Insured, 5.30% 2016
Municipal Bond Auth., Public School Academy Facs. Program
 Rev. Bonds (Detroit Academy of Arts and Sciences Project),
 Series 2001A:
 7.90% 2021                                                                              3,400       3,543
 8.00% 2031                                                                              2,300       2,404
Strategic Fund Limited Obligation Rev. Bonds (United Waste                               4,250       4,180
 Systems, Inc. Project), Series 1995, 5.20% 2010
City of Detroit Limited Tax G.O. Bonds, Series 1995A,                                    1,145       1,263
 6.40% 2005
City of Flint, Hospital Building Auth. (Hurley Medical
 Center):
 Rev. Ref. Bonds, Series 1998A:
  5.00% 2008                                                                             2,030       2,007
  5.25% 2016                                                                             3,035       2,789
 Rev. Rental Bonds, Series 1998B:
  5.375% 2018                                                                            1,000         913
  5.375% 2028                                                                            3,250       2,832
The Econ. Dev. Corp. of the County of Midland, Subordinate                               6,305       6,542
 Pollution Control Limited Obligation Rev. Ref. Bonds
 (Midland Cogeneration Project), Series A, AMT, 6.875% 2009


Minnesota  -  1.25%
Minneapolis-St. Paul Metropolitan Airports Commission,                                   2,000       1,595
 Special Facs. Rev. Bonds (Northwest Airlines, Inc. Project),
 Series 2001A, AMT, 7.00% 2025
Port Auth. of the City of Saint Paul, Hotel Fac. Rev. Bonds                              8,000       7,629
 (Radisson Kellogg Project), Series 1999-2, 7.375% 2029


Mississippi  -  0.15%
G.O. Ref. Bonds, Series 2002A, 5.50% 2018                                                1,000       1,076


Nebraska  -  0.40%
City of Kearney, Industrial Dev. Rev. Bonds (The Great
 Platte River Road Memorial Foundation Project),
 Series 1998:
 6.75% 2023                                                                             12,890       1,521
 6.75% 2028                                                                             12,200       1,440


Nevada  -  3.78%
Housing Division, Single Family Mortgage Bonds:
 1999 Series B-1, 4.95% 2012                                                               535         535
 1999 Series D-2, AMT, 5.90% 2013                                                        1,280       1,356
Clark County:
 Special Improvement Dist. No. 121 (Southern Highlands Area),
 Local Improvement Bonds, Series 1999:
  7.00% 2009                                                                             2,500       2,639
  7.50% 2019                                                                             9,040       9,570
 Special Improvement Dist. No. 132 (Summerlin South Area
 (Villages 15A and 18)), Local Improvement Bonds, Series 2001:
  6.125% 2011                                                                            1,040       1,048
  6.40% 2014                                                                             1,255       1,262
  6.50% 2015                                                                             1,000       1,009
  6.875% 2021                                                                            2,550       2,586
City of Henderson:
 Health Fac. Rev. Bonds (Catholic Healthcare West), 1998                                 2,000       1,778
 Series A, 5.375% 2026
 Local Improvement Dist. No. T-4C (Green Valley Properties),
 Limited Obligation Ref. Bonds, 1999 Series A:
  5.75% 2013                                                                             1,705       1,660
  5.90% 2018                                                                             1,000         965
City of Las Vegas, Special Improvement Dist. No. 808
 (Summerlin Area), Local Improvement Bonds, Series 2001:
 6.40% 2015                                                                              1,395       1,409
 6.75% 2021                                                                              2,000       2,026


New Hampshire  -  0.49%
Business Fin. Auth., Pollution Control Ref. Rev. Bonds                                   2,000       2,004
 (Public Service Co. of New Hampshire Project - 1992
 Tax-Exempt Series D), AMT, 6.00% 2021
Health and Education Facs. Auth., Exeter Hospital Obligated                              1,000         992
 Group Issue, Series 2001A, 5.75% 2031
Housing Fin. Auth., Single Family Mortgage Acquisition Rev.                                590         616
 Bonds, 1997 Series D, AMT, 5.60% 2012


New Jersey  -  4.17%
Econ. Dev. Auth.:
 Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation                                   4,750       4,989
 Improvement Dist. Project (City of Elizabeth), Series 1998A,
 6.375% 2031
 First Mortgage Rev. Fixed-Rate Bonds:
  Fellowship Village Project, Series 1995A, 9.25% 2025                                   2,000       2,377
 (Preref. 2005)
  Winchester Gardens at Ward Homestead Project, Series 1996A:
   8.50% 2016                                                                            1,000       1,071
   8.625% 2025                                                                           3,000       3,204
 First Mortgage Rev. Bonds (Fellowship Village Project),
 Series 1998C:
  5.50% 2018                                                                             1,000         947
  5.50% 2028                                                                             1,500       1,365
 First Mortgage Rev. Ref. Bonds (Fellowship Village Project):
  Series 1998A:
   5.10% 2008                                                                            1,250       1,248
   5.20% 2009                                                                            1,000         992
   5.30% 2010                                                                            1,000         989
   Tax-Exempt Term Bonds:
    5.50% 2018                                                                           1,000         947
    5.50% 2025                                                                           1,000         915
 Retirement Community Rev. Bonds:
  Cedar Crest Village, Inc. Fac., Series A, 7.25% 2031                                   2,250       2,193
  Seabrook Village, Inc. Fac., Series 2000A, 8.25% 2030                                  9,000       9,486


New Mexico  -  1.05%
Dona Ana County, Improvement Dist. Bonds (Santa Teresa
 Improvement Dist.):
 Airport Road Business Center, Phase III, Series 2001A,                                  2,215       2,196
 8.375% 2021
 Border Industrial Park, Phase I & II, Series 2001B,                                     5,560       5,514
 8.875% 2021


New York  -  4.07%
Dormitory Auth.:
 Cert. of Part., City University of New York (John Jay                                   1,475       1,636
 College of Criminal Justice Project Ref.), 6.00% 2006
 Mental Health Services Fac. Improvement Rev. Bonds,                                     1,930       2,034
 Series 1998C, 5.00% 2010
Housing Fin. Agcy.:
 Health Facs. Rev. Bonds (New York City), 1996 Series A Ref.,                            1,000       1,100
 6.00% 2006
 Service Contract Obligation Rev. Ref. Bonds, 1997 Series C,                               800         849
 5.10% 2009
City of New York, G.O. Bonds:
 Fiscal 2001 Series F:
  5.00% 2008                                                                             2,000       2,097
  5.00% 2009                                                                             2,510       2,605
 Fiscal 2002 Series B, 5.50% 2012                                                        3,000       3,183
New York City Industrial Dev. Agcy., AMT:
 Industrial Dev. Rev. Bonds (Brooklyn Navy Yard Cogeneration                             2,000       2,081
 Partners, L.P. Project), Series 1997, 6.20% 2022
 Solid Waste Disposal Rev. Bonds (1995 Visy Paper (NY), Inc.                             2,000       2,034
 Project), 7.55% 2005
Onondaga County Industrial Dev. Agcy., Solid Waste Disposal
 Fac. Rev. Ref. Bonds (Solvay Paperboard LLC Project),
 Series 1998, AMT:
 6.80% 2014                                                                              1,500       1,546
 7.00% 2030                                                                              3,000       3,117
Port Auth. of New York and New Jersey, Special Project Bonds,
 Series 4, AMT, KIAC Partners Project:
 7.00% 2007                                                                              1,500       1,572
 6.75% 2011                                                                              4,000       4,159
Suffolk County Industrial Dev. Agcy., Continuing Care                                    2,000       2,007
 Retirement Community Rev. Bonds (Peconic Landing at
 Southhold, Inc. Project), Series 2000, 8.00% 2030


North Carolina  -  2.05%
Eastern Municipal Power Agcy., Power System Rev. Bonds:
 Ref. Series 1993B:
  7.25% 2007                                                                             1,500       1,678
  7.00% 2008                                                                             1,000       1,117
  6.125% 2009                                                                            3,950       4,224
  6.00% 2026                                                                             1,000       1,009
 Ref. Series 1999A, 5.20% 2010                                                           2,000       2,018
 Ref. Series 1999B:
  5.55% 2014                                                                             1,000       1,002
  5.70% 2017                                                                             2,000       1,990
 Series 1999D, 6.75% 2026                                                                1,000       1,056
Municipal Power Agcy. Number 1, Catawba Electric Rev. Bonds,                             1,000       1,048
 Series 1999B, 6.50% 2020


North Dakota  -  0.12%
Housing Fin. Agcy., Rev. Bonds, 1998 Series A, AMT,                                        875         871
 5.25% 2018


Ohio  -  1.58%
The Student Loan Funding Corp., Cincinnati, Student Loan                                   145         145
 Rev. Ref. Bonds, Series 1991A, AMT, 7.20% 2003
Water Dev. Auth., Solid Waste Disposal Rev. Bonds (Bay                                   4,000       3,664
 Shore Power Project), Series 1998A, AMT, 5.875% 2020
City of Cleveland, Airport Special Rev. Bonds (Continental
 Airlines, Inc. Project), AMT:
 Series 1998, 5.375% 2027                                                                2,750       1,799
 Series 1999, 5.70% 2019                                                                 1,500       1,088
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering
 Medical Center Network Obligated Group), Series 1999:
 6.75% 2018                                                                              1,000       1,049
 6.75% 2022                                                                              1,000       1,046
County of Richland, Hospital Facs. Rev. Improvement Bonds
 (MedCentral Health System Obligated Group), Series 2000B:
 6.375% 2022                                                                             1,000       1,043
 6.375% 2030                                                                             1,750       1,811


Oklahoma  -  1.85%
Langston Econ. Dev. Auth., Student Housing Rev. Bonds
 (Langston Community Dev. Corp. Project), Series 2000A:
 7.40% 2017                                                                              2,710       2,622
 7.75% 2030                                                                              6,050       5,904
Trustees of the Tulsa Municipal Airport Trust, Rev. Bonds,                               6,000       5,121
 Ref. Series 2001B, AMT, 5.65% 2035 (Put 2008)


Oregon  -  1.68%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath
 Cogeneration Project), Series 1999:
 5.75% 2013                                                                              2,000       2,059
 5.875% 2016                                                                             3,500       3,542
 6.00% 2025                                                                              6,750       6,782


Pennsylvania  -  3.09%
Housing Fin. Agcy., Rev. Bonds, Single Housing Family                                    1,400       1,448
 Mortgage, Series 1997-58A, AMT, 5.85% 2017
Allegheny County Hospital Dev. Auth., Health System Rev.                                 2,000       2,110
 Bonds (West Penn Allegheny Health System), Series 2000B,
 9.25% 2030
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace                               1,000       1,064
 Obligated Group), ACA Insured, 5.70% 2009
Hospitals and Higher Education Facs. Auth. of Philadelphia:
 Frankford Hospital, Series A, 6.00% 2014 (Escrowed to                                     500         536
 Maturity)
 Hospital Rev. Bonds (Temple University Hospital), Series of                             1,000       1,001
 1997, 5.70% 2009
Philadelphia Auth. for Industrial Dev., Rev. Bonds
 (Cathedral Village Project), Series of 1998:
 5.30% 2007                                                                              1,145       1,137
 5.50% 2010                                                                              1,000         971
Scranton-Lackawanna Health and Welfare Auth., City of
 Scranton, Lackawanna County, Hospital Rev. Bonds (Moses
 Taylor Hospital Project), Series 1997:
 5.75% 2006                                                                              1,585       1,525
 5.80% 2007                                                                              1,680       1,599
 5.90% 2008                                                                              1,730       1,628
 6.00% 2009                                                                                940         877
 6.10% 2011                                                                              2,005       1,832
 6.20% 2017                                                                              1,000         851
Westmoreland County:
 Health Care Fac. Rev. Bonds (Redstone Presbyterian                                      4,000       4,190
 SeniorCare Obligated Group), Fixed Rate Rev. Bonds,
 Series 2000B, 8.125% 2030
 Indust. Dev. Auth., Variable Rate Rev. Bonds (National Waste                            2,000       1,970
 and Energy Corp.; Valley Landfill Expansion Project),
 Series 1993, AMT, 5.10% 2018 (Put 2009)


Rhode Island  -  0.28%
Housing and Mortgage Fin. Corp., Homeownership Opportunity                               2,000       2,034
 Bonds, Series 9-B-1, AMT, 5.55% 2013


South Carolina  -  1.72%
Piedmont Municipal Power Agcy., Electric Rev. Bonds,                                     6,000       5,630
 1999A Ref. Series, 5.25% 2015
Tobacco Settlement Rev. Management Auth., Tobacco Settlement                             4,500       4,591
 Asset-Backed Bonds, Series 2001B, 6.00% 2022
York County, Pollution Control Facs. Rev. Bonds (Bowater                                 2,300       2,441
 Inc. Project), Series 1990, AMT, 7.625% 2006


Tennessee  -  0.13%
Health and Educational Facs. Board of the Metropolitan                                   1,160         986
 Government of Nashville and Davidson County, Rev. Ref.
 Bonds, Series 1998, 5.65% 2024


Texas  -  5.95%
Alliance Airport Auth., Inc., Special Facs. Rev. Bonds                                   1,500       1,355
 (American Airlines, Inc. Project), Series 1990, AMT,
 7.00% 2011
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev.                                1,000         911
 Bonds (Buckner Retirement Services, Inc. Obligated Group
 Project), Series 1998, 5.25% 2028
Brazos River Auth.:
 Collateralized Pollution Control Rev. Ref. Bonds (Texas                                 2,000       2,004
 Utilities Electric Co. Project), Series 1995B, AMT,
 5.05% 2030 (Put 2006)
 Pollution Control Rev. Ref. Bonds (TXU Electric Company                                 9,375       9,326
 Project), Series 2001B, AMT, 5.75% 2036 (Put 2011)
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref.                               5,250       5,264
 Bonds (Valero Refining and Marketing Co. Project),
 Series 1997D, AMT, 5.125% 2009
Cities of Dallas and Fort Worth, Dallas/Fort Worth
 International Airport, Joint Rev. Improvement and Ref.
 Bonds, Series 2001A, AMT, FGIC Insured:
 5.625% 2011                                                                             2,000       2,128
 5.75% 2015                                                                              1,185       1,244
Donna Independent School Dist. (Hidalgo County), Unlimited                               1,000       1,008
 Tax School Building Bonds, Series 1998, 5.20% 2018
Fort Worth International Airport Fac. Improvement Corp.,                                 3,000       2,689
 American Airlines, Inc., Rev. Ref. Bonds, Series 2000C,
 AMT, American Airlines Insured, 6.15% 2029 (Put 2007)
Harris County Health Facs. Dev. Corp.:
 Hospital Rev. Bonds (Memorial Hermann Healthcare System),                               4,100       4,270
 Series 2001A, 6.375% 2029
 Rev. Bonds (St. Luke's Episcopal Hospital), Series 2001A:
  5.625% 2014                                                                            1,500       1,561
  5.50% 2020                                                                             2,850       2,855
Hidalgo County Health Services Corp., Hospital Rev. Bonds
 (Mission Hospital, Inc. Project), Series 1996:
 7.00% 2008                                                                              2,365       2,423
 6.75% 2016                                                                              1,000         956
City of Houston, Airport System Subordinate Lien, Rev. Ref.                              2,855       2,942
 Bonds, Series 2001A, AMT, FGIC Insured, 5.50% 2015
San Antonio Independent School Dist., Unlimited Tax Ref.                                 1,500       1,594
 Bonds, Series 2001B, 5.375% 2013
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993,                                    1,390       1,357
 6.125% 2023


Utah  -  1.35%
Housing Corp., Single Family Mortgage Bonds, AMT:
 2001 Series E, 5.20% 2018                                                              2,500       2,472
 2001 Series F, 4.95% 2018                                                               2,000       1,951
 2002 Series B, 5.30% 2018                                                               1,000         993
Housing Fin. Agcy., Single Family Mortgage Bonds, AMT:
 1997 Series G-2, Class III, 5.60% 2010                                                    730         763
 1998 Series G-2, Class III, 4.90% 2012                                                    795         813
 1999 Series B-2, Class III, 5.10% 2012                                                    935         960
 1999 Series C-3, Class III, 5.60% 2013                                                  1,235       1,294
 Federally Insured or Guaranteed Mortgage Loans, 1999                                      655         686
 Issue D, AMT, 5.60% 2013


Virginia  -  2.03%
Dulles Town Center Community Dev. Auth. (Loudoun County),                                4,000       3,915
 Special Assessment Bonds (Dulles Town Center Project),
 Series 1998, 6.25% 2026
Fairfax County Econ. Dev. Auth., Retirement Community Rev.
 Bonds (Greenspring Village, Inc. Fac.), Series 1999A:
 6.75% 2012                                                                              1,500       1,575
 7.50% 2029                                                                              4,000       4,181
Gateway Community Dev. Auth. (Prince William County),                                    2,000       1,969
 Special Assessment Bonds, Series 1999, 6.25% 2026
Industrial Dev. Auth. of Henrico County, Solid Waste Disposal                              500         476
 Rev. Bonds (Browning-Ferris Industries of South Atlantic,
 Inc. Project), Series 1995, AMT, 5.30% 2011 (Put 2005)
Heritage Hunt Commercial Community Dev. Auth. (Prince                                    1,000       1,046
 William County), Special Assessment Bonds, Series 1999B,
 7.00% 2029
Pocahontas Parkway Association, Route 895 Connector Toll
 Road Rev. Bonds, Series 1998A:
 5.25% 2008                                                                              1,100         975
 5.00% 2011                                                                              1,000         815


Washington  -  0.36%
Health Care Facs. Auth. Rev. Bonds, (Group Health                                        1,500       1,591
 Cooperative of Puget Sound), Series 2001, AMBAC Insured,
 5.375% 2012
Port of Seattle, Rev. Bonds, Series B, AMT, FGIC Insured,                                1,000       1,064
 5.50% 2010


Wisconsin  -  1.52%
Health Educational Facs. Auth. Rev. Bonds (Froedtert &                                   1,000       1,030
 Community Health Obligated Group), Series 2001, 5.625% 2013
Housing and Econ. Dev. Auth.:
 Home Ownership Rev. Bonds, 1998 Series A, 5.375% 2017                                   1,400       1,422
 Housing Rev. Bonds, 1993 Series B, AMT, 5.30% 2006                                      1,000       1,036
City of Oconto Falls, Community Dev. Auth., Dev. Rev. Bonds
 (Oconto Falls Tissue, Inc. Project), Series 1997, AMT:
 7.75% 2022                                                                              8,600       6,927
 8.125% 2022 /1/                                                                           970         805
                                                                                                   681,472




Short-Term Securities  -  6.12%

Gulf Coast Waste Disposal Auth., Texas, Environmental Facs.                              3,200       3,200
 Rev. Bonds (ExxonMobil Project), Series 2001B, AMT,
 1.50% 2025 /3/
City of Houston, Texas, Tax and Rev. Anticipation Notes,                                 3,500       3,529
 Series 2001, 3.50% 6/28/2002
State of Kentucky, Asset/Liability Commission, General Fund                              5,000       5,051
 Tax and Rev. Anticipation Notes, 2001 Series A, 4.00%
 6/26/2002
Lincoln County, Wyoming, Pollution Control Rev. Bonds                                    2,200       2,200
 (Exxon Project),  Series 1984C, 1.41% 2014 /3/
County of Los Angeles, California, 2001-2002 Tax and Rev.                                1,500       1,514
 Anticipation Notes, Series A, 3.75% 6/28/2002
Lower Neches Valley Auth., Texas, Industrial Dev. Corp.,                                 3,700       3,700
 Exempt Facs. Ref. Rev. Bonds (ExxonMobil Project),
 Series 2001, Subseries 2001A, 1.40% 2031 /3/
Massachusetts Health and Educational Facs. Auth., Rev. Bonds                             2,000       2,000
 (Harvard University Issue), Series L, 1.25% 2024 /3/
State of New Mexico, 2001-2002 Tax and Rev. Anticipation                                 3,000       3,032
 Notes, Series 2001, 4.00% 6/28/2002
North Carolina Medical Care Commission, Variable Rate                                    2,500       2,500
 Hospital Rev. Bonds (Pooled Fncg. Project), Series 1996A,
 1.50% 2016 /3/
Sublette County, Wyoming:
 Adjustable Tender Pollution Control Rev. Bonds (Exxon                                   2,600       2,600
 Project), Series 1987B, AMT, 1.50% 2017 /3/
 Pollution Control Rev. Bonds (Exxon Project), 1987 Series A,                            1,100       1,100
 AMT, 1.50% 2017 /3/
State of Texas, Tax and Rev. Anticipation Notes, Series                                  9,800       9,931
 2001A, 3.75% 8/29/2002
Uinta County, Wyoming Pollution Control Ref. Rev. Bonds                                  1,600       1,600
 (Chevron U.S.A. Inc Project), Series 1992, 1.50% 2022 /3/
City of Valdez, Alaska, Marine Terminal Rev. Ref. Bonds                                  2,130       2,130
 (Exxon Pipeline Co. Project), 1993 Series A, 1.40% 2033 /3/
State of Wyoming, General Fund Tax and Rev. Anticipation                                 1,000       1,008
 Notes, Series 2001A, 3.50% 6/27/2002
                                                                                                    45,095

TOTAL INVESTMENT SECURITIES (cost: $730,467,000)                                                   726,567
Excess of cash and receivables over payables                                                        10,444

NET ASSETS                                                                                        $737,011

/1/ Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
/2/ Company not making interest payments;
 bankruptcy proceedings pending.
/3/ Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.

See Notes to Financial Statements


Key to abbreviations

Agcy. - Agency
AMT - Alternative Minimum Tax
Auth. - Authority
Cert. of Part. - Certificates of Participation
Dev. - Development
Dist. - District
Econ. - Economic
Fac. - Facility
Facs. - Facilities
Fin. - Finance
Fncg. - Financing
G.O. - General Obligation
Preref. - Prerefunded
Redev. - Redevelopment
Ref. - Refunding
Rev. - Revenue

American High-Income Municipal Bond Fund
Financial statements

Statement of assets and liabilities                                                           Unaudited
at January 31, 2002                                                         (dollars in  thousands)

Assets:
 Investment securities at market
  (cost: $730,467)                                                                             $726,567
 Cash                                                                                                 1
 Receivables for -
  Sales of fund's shares                                                        $ 2,418
  Interest                                                                       11,492          13,910
                                                                                                740,478
Liabilities:
 Payables for -
  Purchases of investments                                                        1,011
  Repurchases of fund's shares                                                      524
  Dividends on fund's shares                                                      1,317
  Management services                                                               250
  Other expenses                                                                    365           3,467
Net assets at January 31, 2002                                                                 $737,011

 Total authorized capital stock - 200,000,000
 shares, $.001 par value
 Class A shares:
  Net assets                                                                                   $698,263
  Shares outstanding                                                                         46,276,200
  Net asset value per share                                                                      $15.09
 Class B shares:
  Net assets                                                                                    $19,847
  Shares outstanding                                                                          1,315,380
  Net asset value per share                                                                      $15.09
 Class C shares:
  Net assets                                                                                    $12,686
  Shares outstanding                                                                            840,730
  Net asset value per share                                                                      $15.09
 Class F shares:
  Net assets                                                                                     $6,215
  Shares outstanding                                                                            411,900
  Net asset value per share                                                                      $15.09



Statement of operations                                                                       Unaudited
for the six months ended January 31, 2002                                   (dollars in  thousands)
Investment income:
 Income:
  Interest                                                                                      $21,987

 Expenses:
  Management services fee                                                        $1,454
  Distribution expenses - Class A                                                 1,027
  Distribution expenses - Class B                                                    79
  Distribution expenses - Class C                                                    42
  Distribution expenses - Class F                                                     4
  Transfer agent fee - Class A                                                       94
  Transfer agent fee - Class B                                                        3
  Administrative services fees - Class C                                              7
  Administrative services fees - Class F                                              4
  Reports to shareholders                                                            31
  Registration statement and prospectus                                              66
  Postage, stationery and supplies                                                   16
  Directors' fees                                                                     9
  Auditing and legal fees                                                            41
  Custodian fee                                                                       7
  Taxes other than federal income tax                                                 1
  Other expenses                                                                      4           2,889
 Net investment income                                                                           19,098

Realized loss and unrealized
 depreciation on investments:
 Net realized loss                                                                                 (460)
 Net unrealized depreciation on investments                                                     (11,716)
  Net realized loss and
   unrealized depreciation on investments                                                       (12,176)

 Net increase in net assets resulting
  from operations                                                                                $6,922









Statement of changes in net assets                                          (dollars in thousands)

                                                                             Six months            Year
                                                                                  ended           ended
                                                                            January 31,        July 31,
                                                                               2002 /1/             2001
Operations:
 Net investment income                                                          $19,098         $32,944
 Net realized loss on investments                                                  (460)            (36)
 Net unrealized (depreciation) appreciation
  on investments                                                                (11,716)         19,734
  Net increase in net assets
   resulting from operations                                                      6,922          52,642

Dividends paid to shareholders:
 Dividends from net investment income:
  Class A                                                                       (18,686)        (32,744)
  Class B                                                                          (371)           (270)
  Class C                                                                          (189)            (33)
  Class F                                                                           (91)            (15)
   Total dividends                                                              (19,337)        (33,062)

Capital share transactions:
 Proceeds from shares sold                                                      188,522         215,865
 Proceeds from shares issued in reinvestment
  of net investment income dividends and
  distributions of net realized gain on investments                              11,837          20,280
 Cost of shares repurchased                                                    (117,896)       (140,379)
  Net increase in net assets resulting
   from capital share transactions                                               82,463          95,766
Total increase in net assets                                                     70,048         115,346

Net assets:
 Beginning of period                                                            666,963         551,617
 End of period (including undistributed
  net investment income: $368 and $707,
  respectively)                                                                $737,011        $666,963

/1/ Unaudited.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION - American High-Income Municipal Bond Fund, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of current income exempt from regular federal income taxes through a diversified, carefully researched portfolio of higher yielding, lower rated, higher risk municipal bonds.

The fund offers four classes of shares as described below:

Class A shares are sold with an initial sales charge of up to 3.75%.

Class B shares are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") paid upon redemption. This charge declines from 5% to zero over a period of six years. Class B shares automatically convert to Class A shares after eight years.

Class C shares are sold without an initial sales charge but are subject to a CDSC of 1% for redemptions within one year of purchase. Class C shares automatically convert to Class F shares after ten years.

Class F shares, which are sold exclusively through fee-based programs, are sold without an initial sales charge or CDSC.

Holders of all classes of shares have equal pro rata rights to assets, dividends, liquidation and other rights. Each class has identical voting rights, except for exclusive rights to vote on matters affecting only its class. Each class of shares may have different distribution, administrative services and transfer agent fees and expenses. Differences in class-specific expenses will result in the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the fund in the preparation of its financial statements:

SECURITY VALUATION - Fixed-income securities are valued at prices obtained from a pricing service, when such prices are available; however, in circumstances where the investment adviser deems it appropriate to do so, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by a committee appointed by authority of the fund's Board of Directors.

SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for as of the trade date. Realized gains and losses from securities transactions are determined based on specific identified cost. In the event securities are purchased on a delayed delivery or when-issued basis, the fund will instruct the custodian to segregate liquid assets sufficient to meet its payment obligations in these transactions. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

On August 1, 2001, the fund began amortizing discount daily over the expected life of fixed-income securities to conform with a recent change in accounting principles generally accepted in the United States of America for mutual funds. Adopting this change did not impact the fund's net asset value but resulted in changes to the classification of certain amounts between interest income and realized and unrealized gain or loss in the Statement of Operations.
Therefore, the undistributed net investment income amount is primarily comprised of these adjustments which were based on the fixed-income securities held by the fund on August 1, 2001. Because the fund determines its required distributions under federal income tax laws, adoption of this principle will not affect the amount of distributions paid to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

CLASS ALLOCATIONS - Income, expenses (other than class-specific expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net asset values. Distribution expenses, administrative services fees, certain transfer agent fees and other applicable class-specific expenses are accrued daily and charged to the respective share class.

2. FEDERAL INCOME TAXATION

The fund complies with the requirements of the Internal Revenue Code applicable to regulated investment companies and intends to distribute all of its net taxable income and net capital gains for the fiscal year. As a regulated investment company, the fund is not subject to income taxes if such distributions are made. Required distributions are based on net investment income and net realized gains determined on a tax basis and may differ from such amounts for financial reporting purposes. In addition, the fiscal year in which amounts are distributed may differ from the year in which the net investment income is earned and the net gains are realized by the fund.

As of January 31, 2002, the cost of investment securities for book and federal income tax reporting purposes was $730,467,000. Net unrealized depreciation on investments aggregated $3,900,000; $22,449,000 related to appreciated securities and $26,349,000 related to depreciated securities. For the six months ended January 31, 2002, the fund realized tax basis net capital gains of $222,000. The fund had available at July 31, 2001, a net capital loss carryforward totaling $6,620,000 which may be used to offset capital gains realized during subsequent years through 2009 and thereby relieve the fund and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The fund will not make distributions from capital gains while a capital loss carryforward remains. In addition, the fund has recognized, for tax purposes, net capital losses totaling $169,000 which were realized during the period November 1, 2000 through July 31, 2001.

3. FEES AND TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISORY FEE - The fee of $1,454,000 for management services was incurred pursuant to an agreement with Capital Research and Management Company ("CRMC") with which officers and certain Directors of the fund are affiliated.

The Investment Advisory and Service Agreement provides for monthly fees accrued daily, based on an annual rate of 0.30% of the first $60 million of daily net assets and 0.21% of such assets in excess of $60 million. The agreement also provides for monthly fees, accrued daily, of 3.00% of the fund's monthly gross investment income. For the six months ended January 31, 2002, the management services fee was equivalent to an annualized rate of 0.408% of average daily net assets.

DISTRIBUTION EXPENSES - The fund has adopted plans of distribution under which it may finance activities primarily intended to sell fund shares, provided the categories of expenses are approved in advance by the fund's Board of Directors. The plans provide for annual expenses, based on average daily net assets, of up to 0.30% for Class A shares, 1.00% for Class B and Class C shares, and up to 0.50% for Class F shares.

All share classes may use up to 0.25% of these expenses to pay service fees, or to compensate American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares, for paying service fees to firms that have entered into agreements with AFD for providing certain shareholder services. The balance may be used for approved distribution expenses as follows:

CLASS A SHARES - Approved categories of expense include reimbursements to AFD for commissions paid to dealers and wholesalers in respect of certain shares sold without a sales charge. Those reimbursements are permitted for amounts billed to the fund within the prior 15 months but only to the extent that the overall 0.30% annual expense limit for Class A shares is not exceeded. For the six months ended January 31, 2002, aggregate distribution expenses were limited to $1,027,000, equivalent to an annualized rate of 0.30% of average daily net assets attributable to Class A shares. As of January 31, 2002, unreimbursed expenses which remain subject to reimbursement totaled $342,000.

CLASS B SHARES - In addition to service fees of 0.25%, approved categories of expense include fees of 0.75% per annum of average daily net assets attributable to Class B shares payable to AFD. AFD sells the rights to receive such payments (as well as any contingent deferred sales charges payable in respect of shares sold during the period) in order to finance the payment of dealer commissions. For the six months ended January 31, 2002, aggregate distribution expenses were $79,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class B shares.

CLASS C SHARES - In addition to service fees of 0.25%, the Board of Directors has approved the payment of 0.75% per annum of average daily net assets attributable to Class C shares to AFD to compensate firms selling Class C shares of the fund. For the six months ended January 31, 2002, aggregate distribution expenses were $42,000, equivalent to an annualized rate of 1.00% of average daily net assets attributable to Class C shares.

CLASS F SHARES - The plan has an expense limit of 0.50%. However, the Board of Directors has presently approved expenses under the plan of 0.25% per annum of average daily net assets attributable to Class F shares. For the six months ended January 31, 2002, aggregate distribution expenses were $4,000, equivalent to an annualized rate of 0.25% of average daily net assets attributable to Class F shares.

As of January 31, 2002, aggregate distribution expenses payable to AFD for all share classes were $236,000.

AFD received $282,000 (after allowances to dealers) as its portion of the sales charges paid by purchasers of the fund's Class A shares for the six months ended January 31, 2002. Such sales charges are not an expense of the fund and, hence, are not reflected in the accompanying Statement of Operations.

TRANSFER AGENT FEE - A fee of $97,000 was incurred during the six months ended January 31, 2002, pursuant to an agreement with American Funds Service Company ("AFS"), the transfer agent for the fund. As of January 31, 2002, aggregate transfer agent fees payable to AFS for Class A and Class B shares were $16,000.

ADMINISTRATIVE SERVICES FEES - The fund has an administrative services agreement with CRMC for Class C and Class F shares. Pursuant to this agreement, CRMC provides transfer agency and other related shareholder services. CRMC may contract with third parties to perform these services. Under the agreement, the fund pays CRMC a fee equal to 0.15% per annum of average daily net assets of Class C and Class F shares, plus amounts payable for certain transfer agency services according to a specified schedule. For the six months ended January 31, 2002, total fees under the agreement were $11,000. As of January 31, 2002, aggregate administrative services fees payable to CRMC for Class C and Class F shares were $3,000.

DEFERRED DIRECTORS' FEES - Since the adoption of the deferred compensation plan in 1994, Directors who are unaffiliated with CRMC may elect to defer the receipt of part or all of their compensation. Deferred compensation amounts, which remain in the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. As of January 31, 2002, the cumulative amount of these liabilities was $25,000. Directors' fees on the Statement of Operations include the current fees (either paid in cash or deferred) and the net increase or decrease in the value of deferred compensation.

AFFILIATED OFFICERS AND DIRECTORS - CRMC is owned by The Capital Group Companies, Inc. AFS and AFD are both wholly owned subsidiaries of CRMC. Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No such persons received any remuneration directly from the fund.

4. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $123,846,000 and $59,389,000, respectively, during the six months ended January 31, 2002.

Pursuant to the custodian agreement, the fund receives credits against its custodian fee for imputed interest on certain balances with the custodian bank. For the six months ended January 31, 2002, the custodian fee of $7,000 includes $1,000 that was paid by these credits rather than in cash.

For the six months ended January 31, 2002, the fund reclassified $18,000 from undistributed net investment income to undistributed net realized gains. The fund also reclassified $82,000 from undistributed net investment income to additional paid-in capital to reflect permanent differences between book and tax reporting.

As of January 31, 2002, net assets consisted of the following:

                                                                      (dollars in thousands)
Capital paid in on shares of capital stock                                             $747,757
Undistributed net investment income                                                         368
Accumulated net realized loss                                                            (7,214)
Net unrealized depreciation                                                              (3,900)
Net assets                                                                             $737,011

Capital share transactions in the fund were as follows:

                                                                              Six Months      Six Months
                                                                                   ended           ended
                                                                             January 31,     January 31,
                                                                                    2002            2002
                                                                            Amount (000)          Shares
Class A Shares:
  Sold                                                                        $  163,364      10,703,915
  Reinvestment of dividends and distributions                                     11,386         747,034
  Repurchased                                                                   (115,008)     (7,549,579)
   Net increase in Class A                                                        59,742       3,901,370
Class B Shares:
  Sold                                                                            10,050         658,625
  Reinvestment of dividends and distributions                                        249          16,322
  Repurchased                                                                     (1,056)        (69,287)
   Net increase in Class B                                                         9,243         605,660
Class C Shares: /1/
  Sold                                                                             9,166         600,573
  Reinvestment of dividends and distributions                                        130           8,579
  Repurchased                                                                       (616)        (40,452)
   Net increase in Class C                                                         8,680         568,700
Class F Shares: /1/
  Sold                                                                             5,942         389,946
  Reinvestment of dividends and distributions                                         72           4,730
  Repurchased                                                                     (1,216)        (79,336)
   Net increase in Class F                                                         4,798         315,340
Total net increase in fund                                                    $   82,463       5,391,070




                                                                              Year ended      Year ended
                                                                                July 31,        July 31,
                                                                                     2001            2001
                                                                            Amount (000)          Shares
Class A Shares:
  Sold                                                                        $  199,249      13,256,036
  Reinvestment of dividends and distributions                                     20,047       1,332,347
  Repurchased                                                                   (138,032)     (9,188,783)
   Net increase in Class A                                                        81,264       5,399,600
Class B Shares:
  Sold                                                                             9,884         656,159
  Reinvestment of dividends and distributions                                        199          13,211
  Repurchased                                                                     (1,171)        (77,890)
   Net increase in Class B                                                         8,912         591,480
Class C Shares: /1/
  Sold                                                                             4,325         285,173
  Reinvestment of dividends and distributions                                         22           1,461
  Repurchased                                                                       (221)        (14,604)
   Net increase in Class C                                                         4,126         272,030
Class F Shares: /1/
  Sold                                                                             2,407         159,012
  Reinvestment of dividends and distributions                                         12             807
  Repurchased                                                                       (955)        (63,259)
   Net increase in Class F                                                         1,464          96,560
Total net increase in fund                                                    $   95,766       6,359,670

/1/ Class C and Class F shares were not offered before March 15, 2001.

Per-share data and ratios

                                                                     Class A         Class A       Class A
                                                                  Six months
                                                                       ended      Year ended    Year ended
                                                                January 31,         July 31,      July 31,
                                                                2002 /1/,/2/             2001          2000
Net asset value, beginning of period                                  $15.35          $14.87        $15.49

 Income from investment operations:
  Net investment income                                              .41 /3/         .83 /3/       .82 /3/

  Net (losses) gains on securities                                  (.25)/3/         .48 /3/      (.58)/3/
    (both realized and unrealized)

   Total from investment operations                                      .16            1.31           .24

 Less distributions:
  Dividends (from net investment income)                                (.42)           (.83)         (.83)

  Distributions (from capital gains)                                        -               -         (.03)

   Total distributions                                                  (.42)           (.83)         (.86)

Net asset value, end of period                                        $15.09          $15.35        $14.87

Total return /4/                                                        1.05%           9.14%         1.61%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $698            $650          $550

 Ratio of expenses to average net assets                             .78%/5/             .80%          .80%

 Ratio of net income to average net assets                          5.39%/5/            5.50%         5.53%





                                                                     Class A         Class A       Class A

                                                                  Year ended      Year ended    Year ended
                                                                    July 31,        July 31,      July 31,
                                                                         1999            1998          1997
Net asset value, beginning of period                                  $16.12          $15.90        $15.23

 Income from investment operations:
  Net investment income                                                  .81             .84           .87

  Net (losses) gains on securities                                      (.54)            .26           .80
    (both realized and unrealized)

   Total from investment operations                                      .27            1.10          1.67

 Less distributions:
  Dividends (from net investment income)                                (.82)           (.84)         (.86)

  Distributions (from capital gains)                                    (.08)           (.04)         (.14)

   Total distributions                                                  (.90)           (.88)        (1.00)

Net asset value, end of period                                        $15.49          $16.12        $15.90

Total return /4/                                                        1.63%           7.05%        11.36%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                $564            $464          $316

 Ratio of expenses to average net assets                                 .78%            .79%          .87%

 Ratio of net income to average net assets                              5.09%           5.19%         5.51%




                                                                     Class B         Class B       Class B
                                                                  Six months            Year
                                                                       ended           ended   March 15 to
                                                                 January 31,        July 31,      July 31,
                                                                2002 /1/,/2/             2001     2000 /1/
Net asset value, beginning of period                                  $15.35          $14.87        $14.79

 Income from investment operations: /3/
  Net investment income                                                  .36             .71           .23

  Net (losses) gains on securities                                      (.25)            .50           .14
    (both realized and unrealized)

   Total from investment operations                                      .11            1.21           .37

 Less distributions:
  Dividends (from net investment income)                                (.37)           (.73)         (.29)

Net asset value, end of period                                        $15.09          $15.35        $14.87

Total return /4/                                                         .70%           8.45%         3.16%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $20             $11            $2

 Ratio of expenses to average net assets                            1.49%/5/            1.48%          .55%

 Ratio of net income to average net assets                          4.64%/5/            4.72%         1.77%




                                                                     Class C         Class C
                                                                  Six months
                                                                       ended     March 15 to
                                                                 January 31,        July 31,
                                                                2002 /1/,/2/        2001 /1/
Net asset value, beginning of period                                  $15.35          $15.11

 Income from investment operations: /3/
  Net investment income                                                  .35             .25

  Net (losses) gains on securities                                      (.25)            .25
    (both realized and unrealized)

   Total from investment operations                                      .10             .50

 Less distributions:
  Dividends (from net investment income)                                (.36)           (.26)

Net asset value, end of period                                        $15.09          $15.35

Total return /4/                                                         .62%           3.34%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                 $13              $4

 Ratio of expenses to average net assets                            1.63%/5/             .59%

 Ratio of net income to average net assets                          4.54%/5/            1.75%




                                                                     Class F         Class F
                                                                  Six months
                                                                       ended     March 19 to
                                                                 January 31,        July 31,
                                                                2002 /1/,/2/        2001 /1/
Net asset value, beginning of period                                  $15.35          $15.12

 Income from investment operations: /3/
  Net investment income                                                  .40             .26

  Net (losses) gains on securities                                      (.25)            .25
    (both realized and unrealized)

   Total from investment operations                                      .15             .51

 Less distributions:
  Dividends (from net investment income)                                (.41)           (.28)

Net asset value, end of period                                        $15.09          $15.35

Total return /4/                                                         .98%           3.43%

Ratios/supplemental data:

 Net assets, end of period (in millions)                                  $6              $1

 Ratio of expenses to average net assets                             .93%/5/             .35%

 Ratio of net income to average net assets                          5.30%/5/            1.88%






Supplemental data - all classes
                                                                  Six months            Year          Year
                                                                       ended           ended         ended
                                                                January 31,         July 31,      July 31,
                                                                2002 /1/,/2/             2001          2000
Portfolio turnover rate                                                 9.02%          18.23%        33.20%





Supplemental data - all classes
                                                                        Year            Year          Year
                                                                       ended           ended         ended
                                                                    July 31,        July 31,      July 31,
                                                                         1999            1998          1997
Portfolio turnover rate                                                16.67%          16.38%        15.31%



/1/ Based on operations for the period shown and, accordingly, not representative of a full year (unless otherwise noted).
/2/ Unaudited.
/3/ Based on average shares outstanding.
/4/ Total returns exclude all sales charges,
 including contingent deferred sales charges.
/5/ Annualized.

OTHER SHARE CLASS RESULTS (UNAUDITED)

CLASS B, CLASS C AND CLASS F

Returns for periods ended December 31, 2001 (the most recent calendar quarter):

                                1 year         Life of class

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within
six years of purchase           +0.50%             +4.33%/1/
Not reflecting CDSC             +5.50              +6.46/1/

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if shares are
sold within one year of purchase   -               +2.31/2/
Not reflecting CDSC                -               +3.31/2/

CLASS F SHARES
Not reflecting annual asset-based fee
charged by sponsoring firm         -               +3.70/3/

/1/Average annual compound return from March 15, 2000, when Class B shares first sold.
/2/Total return from March 15, 2001, when Class C shares first sold. /3/Total return from March 19, 2001, when Class F shares first sold.


[logo - American Funds(sm)]

The right choice for the long term(sm)

OFFICES OF THE FUND AND
OF THE INVESTMENT ADVISER,
CAPITAL RESEARCH AND MANAGEMENT COMPANY
333 South Hope Street
Los Angeles, CA 90071-1443

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)
P.O. Box 25065
Santa Ana, CA 92799-5065

P.O. Box 659522
San Antonio, TX 78265-9522

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
555 South Flower Street
Los Angeles, CA 90071-2371

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1462

There are several ways to invest in American High-Income Municipal Bond Fund. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.71% higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge (CDSC) of up to 5% that declines over time. Class C shares were subject to annualized expenses 0.85% higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher expenses (0.15% annualized) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM ON THE WORLD WIDE WEB. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

This report is for the information of shareholders of American High-Income Municipal Bond Fund, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2002, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

THE CAPITAL GROUP COMPANIES
American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust

Lit. No. AHIM-013-0302
Litho in USA AGD/INS/5535
Printed on recycled paper